Shareholders' Deficit - Historical Cost In Purchase of Treasury Shares (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity, Class of Treasury Stock [Line Items]
Historical cost in purchase of treasury shares, weighted average	R$ 13.40	R$ 13.40
Minimum
Equity, Class of Treasury Stock [Line Items]
Historical cost in purchase of treasury shares	3.79	3.79
Maximum
Equity, Class of Treasury Stock [Line Items]
Historical cost in purchase of treasury shares	R$ 15.25	R$ 15.25